UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06121

Morgan Stanley Pacific Growth Fund Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2006

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments January 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.0%)
	Australia (8.2%)
	Apparel/Footwear
71,121	Billabong International Ltd.	$795,826

	Beverages: Alcoholic
206,600	Foster’s Group Ltd.	824,861
44,700	Lion Nathan Ltd.	253,647
50,700	McGuigan Simeon Wines Ltd.	118,688
		1,197,196
	Biotechnology
24,250	CSL Ltd.	799,173

	Casino/Gaming
167,600	Tattersall’s Ltd.	373,303
82,050	UNiTAB Ltd.	781,986
		1,155,289
	Financial Conglomerates
155,050	AMP Ltd.	965,570
13,550	Macquarie Bank Ltd.	701,954
		1,667,524
	Food Retail
186,900	Metcash Limited	657,003

	Forest Products
71,400	Great Southern Plantations Ltd.	202,306
181,200	Gunns Ltd.	392,613
		594,919
	Major Banks
56,000	Australia and New Zealand Banking Group Ltd. *	1,056,397
42,450	National Australia Bank Ltd.	1,089,585
37,950	Westpac Banking Corp.	669,034
		2,815,016
	Miscellaneous Commercial Services
143,000	Brambles Industries Ltd.	1,074,701

	Multi-Line Insurance
98,900	Insurance Australia Group Ltd.	417,341

	Other Metals/Minerals
118,651	BHP Billiton Ltd.	2,319,162
12,950	Rio Tinto Ltd.	743,864
96,550	Zinifex Ltd.	574,198
		3,637,224
	Other Transportation
134,500	Macquarie Airports (Stapled Securities) †	316,900

	Precious Metals
18,150	Newcrest Mining Ltd.	360,262

	Property - Casualty Insurers
57,700	QBE Insurance Group Ltd.	845,857

	Real Estate Investment Trusts
102,600	Mirvac Group (Stapled Securities) †	315,583
53,650	Westfield Group (Stapled Securities) †	719,827
		1,035,410

	Total Australia	17,369,641

	China (0.4%)
	Electric Utilities
605,000	Huadian Power International Corp., Ltd. (Class H) *	182,009

	Investment Trusts/Mutual Funds
100,000	Investment Co. of China**	13,600

	Life/Health Insurance
350,000	China Life Insurance Co., Ltd. (Class H) *	352,976

	Multi-Line Insurance
170,000	Ping An Insurance (Group) Co., Ltd. (Class H)	376,848

	Total China	925,433

	Hong Kong (8.4%)
	Agricultural Commodities/Milling
612,000	Global Bio-Chem Technology Group Co., Ltd.	336,929

	Aluminum
1,590,000	Asia Aluminum Holdings Ltd. *	151,854

	Apparel/Footwear
830,000	Victory City International Holdings Ltd.	288,732

	Apparel/Footwear Retail
503,000	Esprit Holdings Ltd.	4,387,071

	Consumer Sundries
818,000	Moulin Global Eyecare Holdings Ltd. *	0

	Electronic Equipment/Instruments
327,000	The Grande Holdings Ltd.	248,685

	Engineering & Construction
1,435,800	New World Development Co., Ltd.	2,108,228

	Industrial Conglomerates
93,000	Hutchison Whampoa Ltd.	952,838
57,000	Swire Pacific Ltd. (Class A)	531,843
		1,484,681
	Industrial Specialties
147,000	Kingboard Chemical Holdings Ltd.	476,158

	Major Banks
193,000	BOC Hong Kong (Holdings) Ltd.	387,552

	Other Consumer Services
723,000	China Travel International Investment Hong Kong Ltd.	196,364

	Real Estate Development
93,000	Cheung Kong (Holdings) Ltd.	1,000,554
267,000	Great Eagle Holdings Ltd.	785,085
176,000	Henderson Land Development Co., Ltd.	896,878
476,000	Hysan Development Co., Ltd.	1,206,357
		3,888,874
	Regional Banks
3,255,000	China Construction Bank (Class H) *	1,282,731
18,000	Dah Sing Financial Group	126,024
		1,408,755
	Semiconductors
768,000	Solomon Systech International Ltd.	360,011

	Textiles
400,000	Fountain Set (Holdings) Ltd.	188,541

	Tools/Hardware
506,000	Techtronic Industries Co., Ltd.	880,510

	Wireless Telecommunications
186,000	China Mobile (Hong Kong) Ltd.	908,111

	Total Hong Kong	17,701,056

	India (4.1%)
	Electrical Products
105,300	Bharat Heavy Electricals Ltd.	4,305,659

	Motor Vehicles
74,000	Hero Honda Motors Ltd.	1,441,199

	Regional Banks
546,500	Union Bank of India Ltd.	1,540,295

	Textiles
143,000	Raymond Ltd.	1,315,333

	Total India	8,602,486

	Indonesia (1.5%)
	Coal
4,883,000	PT Bumi Resources Tbk	442,489

	Department Stores
3,448,500	PT Ramayana Lestari Sentosa Tbk	312,497

	Major Telecommunications
719,000	PT Telekomunkasi Indonesia Tbk	482,910

	Real Estate Development
27,405,500	PT Kawasan Industri Jababeka Tbk *	262,953

	Regional Banks
1,534,500	PT Bank Central Asia Tbk	593,024
2,375,500	PT Bank Rakyat Indonesia	861,055
		1,454,079
	Specialty Stores
1,942,100	PT Mitra Adiperkasa Tbk	223,611

	Tobacco
57,000	PT Gudang Garam Tbk	65,629

	Total Indonesia	3,244,168

	Japan (56.0%)
	Auto Parts: O.E.M.
60,300	NIFCO Inc.	1,259,034

	Building Products
145,000	Nippon Sheet Glass Company, Ltd.	643,813
170,000	Sanwa Shutter Corp.	1,076,445
		1,720,258
	Chemicals: Major Diversified
263,500	Mitsubishi Chemical Corp.	1,684,208

	Chemicals: Specialty
231,000	Daicel Chemical Industries, Ltd.	1,872,175
390,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,778,166
175,000	Kaneka Corp.	2,302,710
100,000	Shin-Etsu Polymer Co., Ltd.	1,519,516
		7,472,567
	Commercial Printing/Forms
100,000	Dai Nippon Printing Co., Ltd.	1,802,454
20,000	Nissha Printing Co., Ltd.	644,282
		2,446,736
	Computer Peripherals
108,000	Mitsumi Electric Co., Ltd.	1,271,996

	Computer Processing Hardware
386,000	Fujitsu Ltd.	3,401,432

	Electric Utilities
48,500	Tokyo Electric Power Co., Inc.	1,219,320

	Electrical Products
350,000	Furukawa Electric Co., Ltd.	3,131,924

	Electronic Components
25,900	TDK Corp.	1,873,965

	Electronic Distributors
37,500	Ryosan Co., Ltd.	1,099,369

	Electronic Equipment/Instruments
57,700	Canon Inc.	3,481,473
108,900	Casio Computer Co., Ltd.	1,911,829
30,000	Kyocera Corp.	2,671,723
174,000	Matsushita Electric Industrial Co., Ltd.	3,781,319
410,000	NEC Corp.	2,655,531
141,000	Ricoh Co., Ltd.	2,421,297
510,000	Toshiba Corp.	3,264,104
		20,187,276
	Electronics/Appliances
62,900	Fuji Photo Film Co., Ltd.	2,154,917
25,900	Rinnai Corp.	661,075
46,000	Sony Corp.	2,234,532
		5,050,524
	Engineering & Construction
69,000	Kyudenko Corp.	455,727
70,000	Maeda Road Construction Co., Ltd.	590,591
214,000	Obayashi Corp.	1,719,806
34,000	Sanki Engineering Co., Ltd.	311,488
		3,077,612
	Finance/Rental/Leasing
70,900	Hitachi Capital Corp.	1,353,469

	Food Retail
53,400	FamilyMart Co., Ltd.	1,788,495

	Food: Meat/Fish/Dairy
105,000	Nippon Meat Packers, Inc.	1,096,173

	Food: Specialty/Candy
43,300	House Foods Corp.	694,483

	Home Building
219,000	Sekisui Chemical Co., Ltd.	1,700,264
119,000	Sekisui House, Ltd.	1,853,861
		3,554,125
	Industrial Conglomerates
350,000	Hitachi Ltd.	2,466,763

	Industrial Machinery
165,000	Amada Co., Ltd.	1,494,759
105,000	Daifuku Co., Ltd.	1,950,741
78,200	Daikin Industries, Ltd.	2,565,792
42,100	Fuji Machine Mfg. Co., Ltd.	823,415
81,000	Fujitec Co., Ltd.	491,495
545,000	Mitsubishi Heavy Industries, Ltd.	2,466,295
222,000	Tsubakimoto Chain Co.	1,687,609
		11,480,106
	Industrial Specialties
52,400	Lintec Corp.	1,500,460
114,000	Toyo Ink Manufacturing Co., Ltd.	567,377
		2,067,837
	Major Telecommunications
310	Nippon Telegraph & Telephone Corp.	1,437,191

	Metal Fabrications
196,000	Minebea Co., Ltd.	1,174,263

	Miscellaneous Manufacturing
88,800	Kurita Water Industries Ltd.	2,077,348

	Motor Vehicles
295,200	Nissan Motor Co., Ltd.	3,320,811
104,100	Suzuki Motor Corp.	2,120,326
79,000	Toyota Motor Corp.	4,093,404
76,400	Yamaha Motor Co., Ltd.	1,959,809
		11,494,350
	Movies/Entertainment
30,500	TOHO Co., Ltd.	630,326

	Pharmaceuticals: Other
56,700	Astellas Pharma Inc.	2,343,574
90,000	Daiichi Sankyo Co., Ltd.	1,863,815
36,700	Ono Pharmaceutical Co., Ltd.	1,654,534
		5,861,923
	Railroads
215	East Japan Railway Co.	1,493,310

	Real Estate Development
10,000	Mitsubishi Estate Co., Ltd.	232,231

	Recreational Products
19,400	Nintendo Co., Ltd.	2,660,184
101,200	Yamaha Corp.	1,772,337
		4,432,521
	Semiconductors
12,000	Rohm Co., Ltd.	1,296,744

	Steel
230,000	Nippon Steel Corp.	850,690

	Textiles
70,000	Nisshinbo Industries, Inc.	777,910
267,000	Teijin Ltd.	1,820,351
		2,598,261
	Wholesale Distributors
22,000	Hitachi High-Technologies Corp.	618,715
150,000	Mitsubishi Corp.	3,502,642
79,000	Nagase & Co., Ltd.	971,510
		5,092,867

	Total Japan	118,069,697

	Malaysia (0.8%)
	Agricultural Commodities/Milling
112,000	IOI Corporation Berhad	376,406

	Electric Utilities
180,000	Tenaga Nasional Berhad	509,615

	Engineering & Construction
524,000	Gamuda Berhad	463,259
352,800	Road Builder (M) Holdings Berhad	129,544
		592,803
	Real Estate Development
763,800	Bandar Raya Developments Berhad	202,763
108,000	MK Land Holdings Berhad	16,865
		219,628

	Total Malaysia	1,698,452

	Singapore (2.9%)
	Airlines
108,000	Singapore Airlines Ltd.	946,481

	Electronic Components
440,000	UniSteel Technology Ltd.	551,936
57,100	Venture Corp., Ltd.	473,697
		1,025,633
	Major Banks
79,000	DBS Group Holdings Ltd.	802,353
193,600	Oversea-Chinese Banking Corp., Ltd.	812,088
		1,614,441
	Real Estate Development
461,000	Capitaland Ltd.	1,126,832
73,400	City Developments Ltd.	386,998
		1,513,830
	Trucks/Construction/Farm Machinery
183,000	SembCorp Industries Ltd.	334,254

	Water Utilities
395,500	Hyflux Ltd.	727,862

	Total Singapore	6,162,501

	South Korea (5.8%)
	Apparel/Footwear
13,060	Cheil Industries Inc.	464,856

	Automotive Aftermarket
3,290	Hankook Tire Co., Ltd.	43,657
2,505	Kumho Tire Co., Inc. *	37,542
		81,199
	Electronic Distributors
4,770	LG Philips LCD Co. Ltd *	218,186

	Electronics/Appliances
15,010	Woongjin Coway Co. Ltd	419,444

	Engineering & Construction
29,730	Doosan Heavy Industries and Construction Co., Ltd. *	1,078,317
8,280	GS Engineering & Construction Corp.	420,532
		1,498,849
	Financial Conglomerates
9,310	Shinhan Financial Group Co., Ltd.	397,751
11,550	Woori Finance Holdings Co., Ltd. *	228,394
		626,145
	Food: Specialty/Candy
1,869	Orion Corp.	503,800

	Household/Personal Care
1,090	Amorepacific Corp.	389,107

	Industrial Machinery
9,760	Hyundai Mobis	848,175

	Internet Software/Services
2,550	NHN Corp. *	752,654

	Major Banks
8,440	Kookmin Bank	672,853

	Motor Vehicles
6,740	Hyundai Motor Co., Ltd.	611,681

	Oil Refining/Marketing
8,140	SK Corp.	504,069
3,090	S-Oil Corp.	220,613
		724,682
	Other Metals/Minerals
7,940	Korea Zinc Co., Ltd.	480,942

	Property - Casualty Insurers
4,190	Samsung Fire & Marine Insurance Co., Ltd.	553,817

	Regional Banks
51,210	Pusan Bank	655,555

	Semiconductors
1,728	Samsung Electronics Co., Ltd.	1,330,836

	Tobacco
9,900	KT&G Corp.	481,173

	Trucks/Construction/Farm Machinery
22,460	Doosan Infracore Co., Ltd. *	374,006
6,090	Hyundai Heavy Industries Co., Ltd.	443,674
		817,680

	Total South Korea	12,131,634

	Taiwan (6.7%)
	Automotive Aftermarket
270,685	Cheng Shin Rubber Industry Co., Ltd.	208,002

	Computer Peripherals
262,618	Hon Hai Precision Industry Co., Ltd.	1,779,221

	Computer Processing Hardware
71,000	Acer Inc.	162,639
127,000	Compal Electronics Inc.	118,040
14,000	High Tech Computer Corp.	301,607
300,000	Wistron Corp. *	402,938
		985,224
	Electrical Products
418,960	Phoenixtec Power Co., Ltd.	445,036

	Electronic Components
132,154	Radiant Opto-Electronics Corp.	305,890

	Electronic Equipment/Instruments
622,450	AU Optronics Corp.	932,864
436,361	Delta Electronics, Inc.	914,361
		1,847,225
	Electronics/Appliance Stores
84,844	Largan Precision Co., Ltd.	1,630,245

	Electronics/Appliances
222,001	Tsann Kuen Enterprise Co., Ltd.	360,751

	Engineering & Construction
511,029	CTCI Corp.	231,552

	Financial Conglomerates
298,000	Cathay Financial Holding Co.	555,209
196,670	Fubon Financial Holding Co., Ltd.	172,444
644,000	Mega Financial Holding Co., Ltd.	436,550
1,195,175	Shin Kong Financial Holding Co., Ltd.	961,724
1,110,536	Taishin Financial Holdings Co., Ltd.	637,984
		2,763,911
	Investment Banks/Brokers
812,470	Polaris Securities Co., Ltd.	370,100

	Packaged Software
218,662	Springsoft Inc.	339,526

	Regional Banks
1,190,000	Chang HWA Commerical Bk	660,445
1,118,208	Chinatrust Financial Holding Co., Ltd.	900,823
		1,561,268
	Semiconductors
698,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,399,198

	Total Taiwan	14,227,149

	Thailand (4.2%)
	Airlines
421,600	Thai Airways International PCL (Alien Shares)	435,839

	Coal
84,000	Banpu PCL (Alien Shares)	299,884

	Engineering & Construction
1,009,200	Ch. Karnchang PCL (Alien Shares)	329,186
1,423,700	Italian-Thai Development PCL (Alien Shares)	318,125
1,616,000	Sino Thai Engineering & Construction PCL (Alien Shares)	518,813
		1,166,124
	Major Banks
741,800	Kasikornbank PCL (Alien Shares)	1,371,763
26,700	Kasikornbank PCL (NVDR)	46,289
		1,418,052
	Oil & Gas Production
5,900	PTT Exploration & Production PCL (Alien Shares)	86,678

	Oil Refining/Marketing
93,700	PTT PCL (Alien Shares)	630,523
77,500	Thai Oil PCL (Alien Shares)	133,363
		763,886
	Real Estate Development
4,182,800	Asian Property Development PCL (Alien Shares)	425,424

	Regional Banks
536,500	Bangkok Bank PCL (Alien Shares)	1,708,643
183,900	Siam City Bank PCL (Alien Shares)	121,624
350,500	Siam Commercial Bank PCL (Alien Shares)	535,630
		2,365,897

	Specialty Telecommunications
2,540,600	True Corporation PCL (Alien Shares) *		730,826

	Wireless Telecommunications
159,300	Advanced Info Service PCL (Alien Shares)		421,418
187,000	Total Access Communication PCL (Alien Shares) *		635,800
			1,057,218

	Total Thailand		8,749,828

	Total Common Stocks
	(Cost $153,732,373)		208,882,045

	Preferred Stocks (0.8%)

	South Korea
	Motor Vehicles
7,330	Hyundai Motor Co., Ltd.		417,292

	Semiconductors
2,094	Samsung Electronics Co., Ltd.		1,233,508

	Total Preferred Stocks
	(Cost $644,103)		1,650,800

	Warrant (0.0%)
	Thailand
	Engineering & Construction
269,333	Sino-Thai Engineering & Construction PCL (due 04/18/08) *
	(Cost $20,868)		31,405

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (0.1%)
	Repurchase Agreement
$268	Joint repurchase agreement account 4.46% due 02/01/06 (dated 01/31/06;
	proceeds $268,033) (a) (Cost $268,000)		268,000

	Total Investments
	(Cost $154,665,344) (b)	99.9%	210,832,250
	Other Assets in Excess of Liabilities	0.1	147,392
	Net Assets	100.0%	$210,979,642

NVDR	Non Voting Depositary Receipt.
*	Non-income producing security.
†	Compromised of securities in separate entities that are traded as a single stapled security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes . The aggregate gross unrealized appreciation is $67,299,630 and the aggregate gross unrealized depreciation is $11,132,724, resulting in net unrealized appreciation of $56,166,906.

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments by Industry Classification January 31, 2006 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Electronic Equipment/Instruments	$22,283,186	10.6%
Motor Vehicles	13,964,522	6.6
Industrial Machinery	12,328,279	5.8
Regional Banks	8,985,848	4.3
Engineering & Construction	8,706,573	4.1
Electrical Products	7,882,619	3.7
Chemicals: Specialty	7,472,567	3.5
Major Banks	6,907,914	3.3
Real Estate Development	6,542,940	3.1
Pharmaceuticals: Other	5,861,923	2.8
Electronics/Appliances	5,830,719	2.8
Semiconductors	5,620,298	2.7
Wholesale Distributors	5,092,867	2.4
Financial Conglomerates	5,057,580	2.4
Recreational Products	4,432,521	2.1
Apparel/Footwear Retail	4,387,071	2.1
Computer Processing Hardware	4,386,656	2.1
Other Metals/Minerals	4,118,166	2.0
Textiles	4,102,135	1.9
Industrial Conglomerates	3,951,444	1.9
Home Building	3,554,125	1.7
Electronic Components	3,205,489	1.5
Computer Peripherals	3,051,217	1.4
Industrial Specialties	2,543,995	1.2
Commercial Printing/Forms	2,446,736	1.2
Food Retail	2,445,498	1.2
Miscellaneous Manufacturing	2,077,348	1.0
Wireless Telecommunications	1,965,329	0.9
Major Telecommunications	1,920,101	0.9
Electric Utilities	1,910,944	0.9
Building Products	1,720,258	0.8
Chemicals: Major Diversified	1,684,208	0.8
Electronics/Appliance Stores	1,630,245	0.8
Apparel/Footwear	1,549,414	0.7
Railroads	1,493,310	0.7
Oil Refining/Marketing	1,488,568	0.7
Property - Casualty Insurers	1,399,674	0.7
Airlines	1,382,320	0.6
Finance/Rental/Leasing	1,353,469	0.6
Electronic Distributors	1,317,555	0.6
Auto Parts: O.E.M.	1,259,034	0.6
Food: Specialty/Candy	1,198,283	0.6
Beverages: Alcoholic	1,197,196	0.6
Metal Fabrications	1,174,263	0.5

Casino/Gaming	1,155,289	0.5
Trucks/Construction/Farm Machinery	1,151,934	0.5
Food: Meat/Fish/Dairy	1,096,174	0.5
Miscellaneous Commercial Services	1,074,701	0.5
Real Estate Investment Trusts	1,035,410	0.5
Tools/Hardware	880,510	0.4
Steel	850,690	0.4
Biotechnology	799,173	0.4
Multi-Line Insurance	794,189	0.4
Internet Software/Services	752,654	0.4
Coal	742,373	0.4
Specialty Telecommunications	730,826	0.3
Water Utilities	727,862	0.3
Agricultural Commodities/Milling	713,335	0.3
Movies/Entertainment	630,326	0.3
Forest Products	594,919	0.3
Tobacco	546,802	0.3
Household/Personal Care	389,107	0.2
Investment Banks/Brokers	370,100	0.2
Precious Metals	360,262	0.2
Life/Health Insurance	352,976	0.2
Packaged Software	339,526	0.2
Other Transportation	316,900	0.2
Department Stores	312,497	0.1
Automotive Aftermarket	289,201	0.1
Repurchase Agreement	268,000	0.1
Specialty Stores	223,611	0.1
Other Consumer Services	196,364	0.1
Aluminum	151,854	0.1
Oil & Gas Production	86,678	0.0
Investment Trusts/Mutual Funds	13,600	0.0

	$210,832,250	99.9%

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006